Average Annual Total Returns - ETF - Vanguard International Dividend Appreciation Index Fund	ETF Shares Inception Date	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV Since Fund Inception	ETF Shares Based on NAV Return After Taxes on Distributions 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions Since Fund Inception	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares Since Fund Inception	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price Since Fund Inception	NASDAQ International Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) 1 Year	NASDAQ International Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) Since Fund Inception	Spliced S&P Global Ex-US Dividend Growers Index (reflects no deduction for fees or expenses) 1 Year	Spliced S&P Global Ex-US Dividend Growers Index (reflects no deduction for fees or expenses) Since Fund Inception	S&P Global Ex-US Dividend Growers Index (reflects no deduction for fees or expenses) 1 Year	S&P Global Ex-US Dividend Growers Index (reflects no deduction for fees or expenses) Since Fund Inception
Total	Feb. 25, 2016	15.11%	12.47%	14.73%	12.04%	9.19%	9.89%	14.74%	12.47%	15.35%	12.83%	15.35%	12.83%